Debt Obligation (Detail) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt		$ 4,294,426		$ 4,115,344
Amount due within one year		295,518		408,365
Amounts due beyond one year		3,998,908		3,706,979
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,158,837		$ 1,433,919
Weighted average variable interest rate		1.61%		1.65%
Final Maturity		Sep. 30, 2023
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 145,512		$ 148,131
Weighted average variable interest rate		3.50%		3.50%
Final Maturity		Dec. 31, 2026
TL 2021 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 69,039
Weighted average variable interest rate		2.65%		0.00%
Fixed interest rate			2.65%
Final Maturity		Feb. 29, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[1]	$ 669,221		$ 646,551
Weighted average variable interest rate	[1]	1.91%		1.91%
Final Maturity	[1]	Jul. 31, 2026
TMCL VI Term Loan
Debt Instrument [Line Items]
Long term debt		$ 217,440		$ 223,630
Weighted average variable interest rate		4.29%		4.29%
Final Maturity		Feb. 28, 2038
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 293,477		$ 300,305
Fixed interest rate		4.02%		4.02%
Final Maturity		Apr. 30, 2044
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 418,242		$ 429,600
Fixed interest rate		3.07%		3.07%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 573,256		$ 587,183
Fixed interest rate		2.26%		2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 209,232		$ 214,168
Fixed interest rate		2.15%		2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 540,170
Fixed interest rate		1.72%		0.00%
Final Maturity		Feb. 28, 2046
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt				$ 131,857
Weighted average variable interest rate				2.11%
Final Maturity		Dec. 31, 2021

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.